Employee Benefit Plans (SERP Narrative) (Details) - President and CEO - SERP	12 Months Ended
Dec. 31, 2016 installment
Defined Benefit Plan Disclosure [Line Items]
Annual benefit, percentage of average base salary	40.00%
Annual benefit, percentage of average base salary, annual adjustment	2.00%
Maximum number of payments after employment	15
Additional vesting percentage	3.00%